Fees Summary	Aug. 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,988,834,000.00
Previously Paid Amount	0.00
Total Fee Amount	274,657.97
Total Offset Amount	274,657.97
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	2,000,000,000
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true